Share Capital - Schedule of Share Capital (Details) - CAD ($) $ in Thousands			12 Months Ended
	Sep. 07, 2023	Aug. 08, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Amount
Equity balance at beginning of period			$ 27,563	$ 26,502	$ 36,099
Issued pursuant to public offering	$ 17,724	$ 17,724			13,338
Share issue costs			(751)	(2,805)	(764)
Equity balance at end of period			5,983	27,563	$ 26,502
At-the-market equity distribution agreement
Amount
Issued pursuant to public offering			$ 7,670	$ 10,676
Share Capital
Number
Share capital issued, beginning (shares)			74,423,960	61,327,914	55,043,789
Share capital issued ending (shares)			80,020,131	74,423,960	61,327,914
Amount
Equity balance at beginning of period			$ 430,906	$ 404,040	$ 391,348
Issued pursuant to public offering					13,338
Share issue costs			(751)	(2,805)	(764)
Equity balance at end of period			$ 438,193	$ 430,906	$ 404,040
Share Capital | At-the-market equity distribution agreement
Number
Issued (in shares)			5,410,143	4,978,605	6,235,232
Amount
Issued pursuant to public offering			$ 7,670	$ 10,676	$ 13,338
Share Capital | Warrant derivatives
Number
Issued (in shares)			52,456
Amount
Issued pursuant to public offering			$ 71
Share Capital | Public offering
Number
Issued (in shares)				7,667,050
Amount
Issued pursuant to public offering				$ 17,724
Stock option plan | Share Capital
Number
Issued (in shares)				450,391	8,333
Amount
Issued pursuant to public offering				$ 1,271	$ 20
Incentive share award plan | Share Capital
Number
Issued (in shares)			133,572		40,560
Amount
Issued pursuant to public offering			$ 297		$ 98